Label	Element	Value
The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Cook & Bynum Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Cook & Bynum Funds Trust (the “Trust”) The Cook & Bynum Fund (the “Fund”)

Supplement dated May 5, 2022 to the Prospectus dated January 28, 2022

Risk [Heading]	rr_RiskHeading	The disclosure under the “Principal Risks—Risk of Current Focus on Breweries and Soft Drink Bottling and Distribution” section in the “The Cook & Bynum Fund Summary” section on page 6 of the Fund’s prospectus is hereby deleted and replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry: The Fund may invest up to 25% of its net assets in the securities of issuers in a particular industry. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries. Additionally, as a result of market movement, including changes in the value of either securities in focused industries or other portfolio securities, industry weights may rise above 25%. In such cases, however the excess need not be sold. As of December 31, 2021, the securities of issuers in the Breweries industry comprised 20.7% of the Fund’s net assets and Soft Drink Bottling and Distribution industry comprised 31.2% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.
The following disclosure is hereby added as a new paragraph under “Principal Risks” in the “The Cook & Bynum Fund Summary” section on pages 4-6 of the Fund’s prospectus:
•Illiquid Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.

Supplement Closing [Text Block]	ck0001459065_SupplementClosing	If you have any questions, please call the Fund at 1-877-839-COBY (2629). Please retain this supplement for future reference.
The Cook & Bynum Fund | The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COBYX